BUSINESS COMBINATIONS - Disclosure of detailed information about cash outflow/inflow on the acquisition (Details) - Mar. 15, 2019 - Adjupharm GmbH ("Adjupharm") [Member] € in Thousands, $ in Thousands	CAD ($)	EUR (€)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents acquired with the acquiree at the acquisition date	$ 84
Cash paid	(1,400)	€ (924)
Net cash outflow	$ (1,316)